8. Income Taxes (Details 2) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Deferred tax assets:
Allowance for loan losses	$ 3,513	$ 4,134
Accrued retirement expense	1,574	1,529
Other real estate	33	206
Federal credit carryforward	0	342
State credit carryforward	0	327
Restricted stock	417	243
Accrued bonuses	238	224
Interest income on nonaccrual loans	88	56
Other than temporary impairment	374	186
Other	16	152
Total gross deferred tax assets	6,253	7,399
Deferred tax liabilities:
Deferred loan fees	588	433
Accumulated depreciation	172	728
Prepaid expenses	59	101
Other	70	100
Unrealized gain on available for sale securities	3,308	3,479
Total gross deferred tax liabilities	4,197	4,841
Net deferred tax asset	$ 2,056	$ 2,558